Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Deferred revenue relating to warranty commitments	$ 15,588	$ 24,110	$ 24,421
Deferred revenue	1,800	1,800
Deferred Revenue Total	$ 17,388	$ 25,910